Income tax (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Top Range [Member]
Statement [Line Items]
Corporate income tax, percentage	30.00%
Uruguay [Member]
Statement [Line Items]
Tax loss carry forwards expiration	5 years
Bolivia [Member]
Statement [Line Items]
Tax loss carry forwards expiration	3 years
Operations Center in Argentina [Member]
Statement [Line Items]
Deferred income tax assets (tax loss carry forwards)	$ 10,855	$ 52,471
Corporate income tax, percentage	35.00%	35.00%	35.00%